EARNINGS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
30.	EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share reflects the potential dilution of securities by including other potential common stock, including convertible preferred stock, stock options and warrants, in the weighted average number of common shares outstanding for the year, if dilutive. The numerators and denominators used in the computations of basic and dilutive earnings per share are presented in the following table:

	Three months ended September 30, 2014	Three months ended September 30, 2013
BASIC
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$24,501,862	$18,752,774
Basic earnings per share	$1.48	$1.52

Basic weighted average shares outstanding	16,570,324	12,329,056

	Three months ended September 30,2014	Three months ended September 30, 2013

DILUTED
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$24,501,862	$18,752,774
Diluted earnings per share	$1.43	$1.44

Basic weighted average shares outstanding	16,469,314	12,329,056
Add: weight average of common stock converted from Series B Convertible preferred shares outstanding	707,070	707,070
Add: weight average Convertible note outstanding	-	-
Diluted weighted average shares outstanding	17,176,384	13,036,126

	Nine months ended September 30, 2014	Nine months ended September 30, 2013
BASIC
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$68,376,819	$49,462,486
Basic earnings per share	$4.42	$4.23

Basic weighted average shares outstanding	15,465,641	11,674,757

	Nine months ended September 30,2014	Nine months ended September 30,2013
DILUTED
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$68,376,819	$49,462,486
Diluted earnings per share	$4.23	$3.96

Basic weighted average shares outstanding	15,465,641	11,674,758

Add: weight average of common stock converted from Series B Convertible preferred shares outstanding	707,070	802,530
Add: weight average Convertible note outstanding	-	-
Diluted weighted average shares outstanding	22,465,641	12,477,288

For the nine months ended September 30, 2014 and 2013, full dilution effect of convertible note of $6,982,667 (12.31.2013: $0), was not taken into account for calculation of the diluted earnings per share because convertible note holder is restricted to exercise shares before October 1, 2015 under terms of convertible note agreement.

32. EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share reflects the potential dilution of securities by including other potential common stock, including convertible preferred stock, stock options and warrants, in the weighted average number of common shares outstanding for the year, if dilutive. The numerators and denominators used in the computations of basic and dilutive earnings per share are presented in the following table:

	2013	2012
BASIC
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$74,206,529	$57,545,832
Basic earnings per share	$6.14	$6.95

Basic weighted average shares outstanding	12,093,973	8,284,536

	2013	2012

DILUTED
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$74,206,529	$57,545,832
Diluted earnings per share	$5.76	$6.19

Basic weighted average shares outstanding	12,093,973	8,284,536
Add: weight average of common stock converted from Series B Convertible preferred shares outstanding	778,469	1,010,101
Diluted weighted average shares outstanding	12,872,442	9,294,637

For the years ended December 31, 2013 and 2012, 0 and 385,000 warrants, respectively were not included in the diluted earnings per share because shares issued in respect of the share warrants exercised was from Chinese shareholders as mentioned in note 23.